Mineral Exploration Properties	12 Months Ended
Dec. 31, 2012
Mineral Exploration Properties
MINERAL EXPLORATION PROPERTIES

4.	MINERAL EXPLORATION PROPERTIES

a)	The Pires Gold Project, Brazil

On June 17, 2009, and as amended on November 13, 2009, the Company signed a definitive Mineral Property Option agreement with Infogeo Servicos E Locacoes (“Infogeo”), a private arms length Brazilian company, whereby the Company received an option to acquire up to a 100% interest in the Pires Gold Project (“Pires” or the “Pires Property”), pursuant to the following terms:

To earn a 40% interest in the property (First Milestone), in year one:

i)	pay to the optionor (or its nominee) US $50,000 as follows:
(A) US $25,000 within seven days of the execution of this agreement (paid), and
(B) US $25,000 within 45 days of the execution of this agreement (paid); and
ii)	expend not less than US $300,000 (the “First Target”) in exploration expenditures on the property on or before May 31, 2010 (incurred).

To earn an additional 20% (60 % total) interest in the property (Second Milestone), in year two:

i)	paying US $100,000 to the optionor (or its nominee) on or before January 16, 2010 (paid), and
ii)	expend not less than US $300,000 (less the amount by which any exploration expenditures pursuant to item (ii) of the First Milestone exceeded the First Target) (the “Second Target”) in exploration expenditures on the property before January 16, 2011.

To earn an additional 15% (75% Total) interest in the property option (Third Milestone), in year three:

i)	issue to the Optionor 100,000 common shares of the Company on or before January 16, 2011(issued), and
ii)	expend up to US $1,000,000 to complete and submit a final report by January 16, 2012.

Option to Purchase 25% (100% total) (Upon completion of the Third Milestone)

Purchase up to 20% of the interest in the property, by paying the Optionor US $1,000,000 for each 5% incremental interest in the Property, and US $2,000,000 for the remaining 5% interest.

Pursuant to an amendment on November 13, 2009, the Company agreed to issue a total of 300,000 (150,000 issued prior to December 31, 2009 and 150,000 issued prior to December 31, 2010) common shares of the Company in return for extension of the Year 1 exploration expenditures requirement. The Company recorded $62,260 for 150,000 shares issued during the year ended December 31, 2009 in capital stock and $62,260 for the remaining 150,000 shares as an obligation to issue shares as at December 31, 2009, and the shares were issued during the year ended December 31, 2010.

The Company did not incur the additional expenditures required and as a result, as of December 31, 2010, had earned only the initial 40% interest in the Pires Property.

On February 18, 2010, the Company signed a Letter of Intent (“LOI”) with Ansell Capital Corp., (“Ansell”) a TSX Venture listed company, pursuant to which Ansell proposed to acquire all of the outstanding and issued shares of the Company through a plan of arrangement (the “Plan of Arrangement”) under the British Columbia Corporations Act. The terms of the Arrangement will provide for a one to one common share, option and warrant swap between Ansell and the Company’s shareholders.

Pursuant to the terms of the LOI, Ansell agreed to: (a) incur no less than US $200,000 (incurred) to be jointly administered by Ansell and the Company, which funds to be spent on qualifying expenditures to satisfy the Company’s work commitments in respect of the Pires Property work commitment; and (b) advance the Company $75,000 (received) to pay certain agreed payables prior to the execution of the definitive agreement for a 25% interest in Entourage’s First Milestone of the Pires Gold project. The Company recorded the $75,000 payment received in 2010 as a reduction of mineral property costs. The Company has the right to repurchase the 25% interest by paying back all advances by Ansell for a period of 12 months after termination of the LOI. On July 14, 2010 the Company was notified by Ansell that it would not be proceeding with the Plan of Arrangement.

On March 14, 2012, the Company agreed to sell the Company’s interest in the Pires Gold Project to a third party for $100,480 (US $100,000) payable in two tranches, the first on signing (received) and the second no later than June 30, 2012 (received). On March 30, 2012, the Company agreed to purchase the 10% interest earned by Ansell Capital in the Pires Gold Project for $10,000 (US $10,000) cash (payable) and the issuance of 300,000 shares from treasury (issued) at a fair value of $0.05 per common share. As a result, the Company recorded a net recovery of $70,169, net of other costs of $5,311.

(b)	Doran Property, Quebec

i)	By agreement dated March 15, 2005, the Company obtained an option to acquire a 100% interest in certain mineral properties in south-central Quebec (the “Doran Property”) in exchange for cash payments of $220,000, the issuance of 75,000 common shares and the expenditure of $1,000,000 on the Doran Property over three years, as follows:

a.	$35,000 and 12,500 common shares within ten business days of the date of approval of the agreement (paid and issued);
b.	$35,000 and 12,500 common shares on or before March 15, 2006 (paid and issued); and expending $200,000 on or before March 15, 2006 (incurred);
c.	$75,000 (paid) and 25,000 common shares on or before March 15, 2007 (issued); and expending $300,000 on or before March 15, 2007 (incurred by Abbastar Holdings Inc. (“Abbastar”) – Note 4b iii); and
d.	$75,000 (paid by Abbastar – Note 4b iii) and 25,000 common shares on or before March 15, 2008 (issued); and expend an additional $500,000 on or before March 15, 2008 (incurred by Abbastar – Note 4b iii).

All the above terms have been met and the Company earned 100% interest in the property subject to Abbastar’s interest (Note 4b iii)). The Company has allowed certain claims to lapse, and at December 31, 2012 held a total of 18 claims. Subsequent to December 31, 2012 a further 15 claims lapsed.

ii)	The property interest is subject to a 2.5% Net Smelter Return (NSR). The Company has the right to purchase up to three-fifths of the NSR, or 1.5%, for $1,750,000.

iii)	On February 13, 2007 the Company entered into an option agreement (the “Option”) with Abbastar, a TSX Venture Exchange listed company, whereby Abbastar may earn up to a 70% interest in the Doran Property by making a one time cash payment of $100,000 (received) Abbastat incurring exploration expenditures of $5,000,000 on the Doran Property over 4 years (The Company retains the right to purchase the NSR on the Doran Property). The terms of the Option provide that Abbastar may earn its interest in the Doran property as follows:

a.	20% interest by spending $500,000 in exploration costs on or before February 13, 2008 (incurred);
b.	15% additional interest by expending an additional $1,000,000 on or before February 13, 2009 (incurred);
c.	15% additional interest by expending an additional $1,500,000 on or before February 13, 2010; and
d.	20% additional interest by expending an additional $2,000,000 on or before February 13, 2011.

As of December 31, 2012, Abbastar had earned a 35% interest in the Doran property but has allowed the balance of their option to expire.